ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table summarizes activity in the Company’s ARO for the six months ended September 30, 2022 and the year ended March 31, 2022:

	September 30, 2022	March 31, 2022
	(unaudited)
Balance, beginning of period	$1,303,751	$1,531,589
Accretion expense	35,562	155,612
Reclamation obligations settled	-	-
Disposition due to sale of property	(671,162)	(383,450)
Additions	-	-
Changes in estimates	-	-
Balance, end of period	$668,151	$1,303,751

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table summarizes activity in the Company’s ARO for the years ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021

Balance, beginning of period	$1,531,589	$294,800
Accretion expense	155,612	64,401
Reclamation obligations settled	-	-
Disposition due to sale of property	(383,450)	-
Additions	-	110,000
Changes in estimates	-	1,062,388
Balance, end of period	$1,303,751	$1,531,589